Fair value of financial instruments - (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Ifrs Statement [Line Items]
Revenue	$ 71,206	$ 65,221	$ 68,949
Minimum [member]
Ifrs Statement [Line Items]
Equity Volatility	50.00%	50.00%
Revenue	1.9	2
Discount for lack of marketability	0.00%	0.00%
Maximum [member]
Ifrs Statement [Line Items]
Equity Volatility	130.00%	130.00%
Revenue	3	3
Discount for lack of marketability	20.00%	20.00%